Consolidation of Subsidiaries - Summary of Consolidated Financial Statements of Group include the Subsidiaries (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Demerege Ecuador S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.15%	0.15%